Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document type	6-K
Entity registrant name	LLOYDS BANK plc
Document period end date	Jun. 30, 2024
Entity central index key	0001167831
Amendment flag	false
Current fiscal year end date	--12-31
Document fiscal year focus	2024
Document fiscal period focus	Q2